                                            ----------------------------------
                                              OMB APPROVAL
                                              OMB Number: 3235-0570
                                              Expires: November 30, 2005
                                              Estimated average burden
                                              hours per response.....5.0
                                            ----------------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-08759
                                    --------------------------------------------
         Barr Rosenberg Variable Insurance Trust
--------------------------------------------------------------------------------
                    (Exact name of registrant as specified in charter)
         3435 Stelzer Road, Columbus, OH  43219-8006
--------------------------------------------------------------------------------
                  (Address of principal executive offices)          (Zip code)
         BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219-8006
--------------------------------------------------------------------------------
                        (Name and address of agent for service)
Registrant's telephone number, including area code:  (614) 470-8000
                                                     ---------------------------

Date of fiscal year end:  December 31, 2003
                        ------------------------------------

Date of reporting period:June 30, 2003
                        ------------------------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

     Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

--------------------------------------------------------------------------------

                    BARR ROSENBERG VARIABLE INSURANCE TRUST

--------------------------------------------------------------------------------

                 AXA ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND

                               SEMI-ANNUAL REPORT

                ------------------------------------------------

                                 JUNE 30, 2003

                ------------------------------------------------

                 AXA ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                             As of June 30, 2003

PERFORMANCE -- AGGREGATE TOTAL RETURNS

                                                                    SINCE
                                                                  INCEPTION
                                                                  (5/1/03)
                                                              -----------------
Class 2.....................................................        -2.30%
90-day T-bills..............................................         0.19%

Past performance is not indicative of future results. Class 1 Shares were not offered as of June 30, 2003.

     The US equity market rebounded strongly during the second quarter, posting the largest quarterly gain since the final quarter of 1999. Investors poured money into stocks in anticipation of a strengthening in economic conditions in general and corporate earnings in particular. Economic statistics released during the quarter generally pointed to continued sluggish conditions and led the Fed to lower the fed funds target rate once again. Given the uncertain current economic situation, the market gains during the quarter suggest that equity investors expect a strong improvement in earnings during the second half of 2003. These expectations are already reflected in current prices. It remains to be seen if the economy improves quickly enough to justify these raised expectations.

     The market gains during the quarter were broad-based, but technology and telecom stocks rebounded particularly strongly. The healthcare and durable goods manufacturing sectors also fared well. Consistent with the improved investor enthusiasm, small stocks substantially outperformed large cap stocks, with the Russell 2000(1) Index up 23.5% for the quarter, compared with gains of 15.7% for the Russell 1000(2) Index and 15.4% for the S&P 500(3) Index. Since the inception of the AXA Rosenberg VIT Value Long/Short Equity Fund (the "Fund"), the Russell 2000 Index gained 12.7%, the Russell 1000 Index gained 7.1%, and the S&P 500 Index gained 6.6%. The value/growth spread narrowed from the extreme levels seen during much of the past five years. In fact, the value/growth spread showed different signs by capitalization group, with value outperforming growth in large cap and growth slightly ahead of value among small cap stocks.

     In general, investors favored cyclical (high sensitivity to economic conditions) and high beta(4) stocks that have fared poorly in terms of market performance during the last several years. Given the very weak current fundamentals of many of these companies relative to their prices, investors are betting on a substantial improvement in the earnings of these companies. As with the overall market, it remains to be seen if these current market leading companies will meet these raised expectations.

     The Fund underperformed its 90-Day T-bill benchmark by 2.49% over its two month since-inception period. Though there were small losses associated with industry positions, the key driver of the disappointing return was the Fund's exposure to stocks with positive price momentum. There is a strong link between stocks with positive price momentum and stocks that produce exciting near-term earnings changes, so it is no surprise that the proprietary models used to manage the Fund prefer stocks with this attribute. As mentioned above, during the second quarter it was the stocks with the worst trailing performance that led the rally, and the Fund's performance suffered as a result.

   This material must be preceded or accompanied by a current Fund prospectus containing more complete information including management fees, expenses, and other ongoing charges. Please read it carefully before investing.

     The minimum investment for Class 1 Shares is $1 million. The minimum investment for Class 2 Shares is $2,500.

     Performance data represents past performance which does not guarantee future results. Investment return and principal value may increase or decrease depending upon market conditions so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     Investment in shares of the Fund is more volatile and risky than some other forms of investments. Since the Fund has both a long and a short portfolio, an investment in the Fund will involve risks associated with twice the number of investment decisions made for a typical stock fund. This type of fund typically has a high portfolio turnover that could increase transaction costs and cause short-term capital gains to be realized. While it may be the intent of the Manager to take long positions in stocks that outperform the market and short positions in stocks that underperform the market, in various market climates, there is no assurance that the Manager will be successful.

     Since risk in the Fund relates specifically to the Manager's stock selection techniques and not to any systematic or economy-wide factors, the proper benchmark is an asset that also has the least exposure to systematic influences. 90-day T-bills are such an asset. An investment in 90-day T-bills is different from an investment in the Fund because T-bills are backed by the full faith and credit of the U.S. government. T-bills have a fixed rate of return, and investors do not bear the risk of losing their investment. The income received from T-bills is free from state income tax.

     Small capitalization funds typically carry additional risks, since smaller companies generally experience a greater degree of volatility than average.

     Total return includes change in share price and reinvestment of distributions. Total return set forth may reflect the waiver of a portion of the Fund's advisory or administrative fees for certain periods since the inception date. In such instances, and without the waiver of fees, total return would have been lower.

     Portfolio holdings are subject to change and may not represent current or future holdings.

     Investors cannot invest directly in any index.

     AXA Rosenberg Mutual Funds are distributed by Barr Rosenberg Funds Distributor, Inc.

---------------

(1) The Russell 2000 Index is an unmanaged index of approximately 2,000 small capitalization companies with market capitalization up to approximately $2.5 billion.

(2) The Russell 1000 Index is an unmanaged index of approximately 1,000 large capitalization companies.

(3) The S&P 500 Index is an unmanaged, broad-based index of 500 widely-held common stocks.

(4) The systematic risk coefficient that expresses the expected response of asset or portfolio excess return to excess return on a market portfolio, e.g. a beta of 1.5 implies that 1.5 times the excess return on the market can be expected.

BARR ROSENBERG VARIABLE INSURANCE TRUST
AXA ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND (a)
SCHEDULE OF PORTFOLIO INVESTMENTS -- JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                       VALUE
----------                                   ----------
             COMMON STOCKS -- 85.9%
             AIRLINES -- 0.1%
     1,900   Mesaba Holdings, Inc.*........  $   11,723
                                             ----------
             AUTOS -- 1.5%
       700   Applied Industrial
               Technologies, Inc. .........      14,770
       800   BorgWarner, Inc. .............      51,520
       300   R&B, Inc.*....................       3,195
     1,700   Textron, Inc. ................      66,334
                                             ----------
                                                135,819
                                             ----------
             BANKS -- 2.1%
       200   1st Source Corp. .............       3,712
       200   American Business Financial...       1,284
             Services, Inc.
       300   American Residential
               Investment Trust*...........       2,748
       300   BSB Bancorp, Inc. ............       7,446
       300   Commercial Federal Corp. .....       6,360
       300   Community West Bancshares*....       1,839
       600   CompuCredit Corp.*............       7,290
       200   Crescent Banking Co. .........       5,236
       200   DVI, Inc.*....................         934
       201   First Citizens BancShares,
               Inc., Class A...............      20,269
       400   First Indiana Corp. ..........       6,848
       100   Hemlock Federal Financial
               Corp. ......................       2,715
       500   InterCept, Inc.*..............       4,180
       300   Intervest Bancshares Corp.*...       3,660
       600   Local Financial Corp.*........       8,664
       200   Northeast Pennsylvania
               Financial Corp. ............       3,184
       300   Pacific Mercantile Bancorp*...       2,706
       100   Peoples BancTrust Co.,
               Inc. .......................       1,500
       400   PFF Bancorp, Inc. ............      15,460
       200   Pocahontas Bancorp, Inc. .....       2,502
       200   PSB Bancorp, Inc.*............       1,520
       900   Saxon Capital, Inc.*..........      15,642
     1,100   Staten Island Bancorp,
               Inc. .......................      21,428
     1,300   UICI*.........................      19,591
       500   Waypoint Financial Corp. .....       9,020
       400   Westcorp......................      11,200
                                             ----------
                                                186,938
                                             ----------
             BIOTECHNOLOGY -- 0.2%
     1,215   Nabi Biopharmaceuticals,
               Inc.*.......................       8,335
     1,800   Savient Pharmaceuticals,
               Inc.*.......................       8,352
                                             ----------
                                                 16,687
                                             ----------
             BUILDING -- 0.8%
       100   Centex Corp. .................       7,779
       500   Coachmen Industries, Inc. ....       5,975
       200   Dominion Homes, Inc.*.........       4,770
       800   Perini Corp.*.................       6,360
       800   Pulte Homes, Inc. ............      49,328
                                             ----------
                                                 74,212
                                             ----------
             CELLULAR -- 0.3%
       500   Boston Communications Group,
               Inc.*.......................       8,565

  SHARES                                       VALUE
----------                                   ----------
             COMMON STOCKS (CONTINUED)
             CELLULAR (CONTINUED)
       600   U.S. Cellular Corp.*..........  $   15,270
                                             ----------
                                                 23,835
                                             ----------
             CHEMICALS -- 2.0%
     1,000   A. Schulman, Inc. ............      16,060
     1,600   Cabot Corp. ..................      45,920
     2,900   Crompton Corp. ...............      20,445
       100   Cytec Industries, Inc.*.......       3,380
     1,000   H.B. Fuller Co. ..............      22,020
       200   Infocrossing, Inc.*...........       1,408
     1,900   Rohm & Haas Co. ..............      58,957
       500   Sherwin-Williams Co. .........      13,440
       200   Wellman, Inc. ................       2,240
                                             ----------
                                                183,870
                                             ----------
             CONSTRUCTION MATERIALS -- 0.4%
       300   Centex Construction Products,
               Inc. .......................      12,027
       200   Devcon International Corp.*...       1,282
       500   Lancaster Colony Corp. .......      19,330
                                             ----------
                                                 32,639
                                             ----------
             DEFENSE -- 0.5%
     1,000   Flir Systems, Inc.*...........      30,150
       800   Kaman Corp., Class A..........       9,352
       100   Kvh Industries, Inc.*.........       2,473
       200   Lowrance Electronics, Inc.*...       1,708
                                             ----------
                                                 43,683
                                             ----------
             DRUGS -- 3.7%
     1,000   Alpharma, Inc., Class A.......      21,600
       856   Endo Pharmaceuticals Holdings,
               Inc.*.......................      14,484
       300   Genencor International,
               Inc.*.......................       4,941
     2,800   ICN Pharmaceuticals, Inc. ....      46,928
       900   KV Pharmaceutical Co.*........      25,470
       800   Medicis Pharmaceutical Corp.,
               Class A.....................      45,360
       500   Meridian Bioscience, Inc. ....       4,555
       400   Nutraceutical International
               Corp.*......................       4,300
       500   Pharmaceutical Resources,
               Inc.*.......................      24,330
       800   Serologicals Corp.*...........      10,904
     1,100   Sigma-Aldrich Corp. ..........      59,598
       900   Taro Pharmaceutical Industries
               Ltd.*.......................      49,392
       300   USANA Health Sciences,
               Inc.*.......................      13,263
       500   Ventana Medical Systems,
               Inc.*.......................      13,590
                                             ----------
                                                338,715
                                             ----------
             DURABLES -- 0.4%
       500   Arctic Cat, Inc. .............       9,580
       200   Boston Acoustics, Inc. .......       1,932
       600   Thor Industries, Inc. ........      24,492
                                             ----------
                                                 36,004
                                             ----------
             ELECTRIC UTILITIES -- 1.1%
       400   Central Vermont Public Service
               Corp. ......................       7,820
       500   Constellation Energy Group,
               Inc. .......................      17,150
     2,300   DQE, Inc. ....................      34,661
       800   Great Plains Energy, Inc. ....      23,104

              See accompanying notes to the financial statements.

BARR ROSENBERG VARIABLE INSURANCE TRUST
AXA ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND (a)
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                       VALUE
----------                                   ----------
             COMMON STOCKS (CONTINUED)
             ELECTRIC UTILITIES (CONTINUED)
       900   Unisource Energy Corp. .......  $   16,920
                                             ----------
                                                 99,655
                                             ----------
             FINANCIAL INVESTMENTS -- 1.2%
       200   California First National
               Bancorp.....................       1,898
       300   Enstar Group, Inc.*...........      11,823
       400   Fog Cutter Capital Group,
               Inc. .......................       2,120
       500   Municipal Mortgage & Equity
               L.L.C.......................      12,690
       300   PICO Holdings, Inc.*..........       3,900
       300   Rainbow Rentals, Inc.*........       1,641
       800   Rent-A-Center, Inc.*..........      60,648
       200   Shenandoah Telecommunications
               Co. ........................       9,592
       500   SRS Labs, Inc.*...............       2,025
       400   TechTeam Global, Inc.*........       2,556
                                             ----------
                                                108,893
                                             ----------
             FOOD -- 0.9%
       400   Cal-Maine Foods, Inc. ........       2,156
       800   Fresh Del Monte Produce
               Corp. ......................      20,552
       300   J & J Snack Foods Corp.*......       9,489
       100   National Beverage Corp.*......       1,390
       900   Omega Protein Corp.*..........       4,590
     1,000   Ralcorp Holdings, Inc.*.......      24,960
       300   Seneca Foods Corp., Class
               B*..........................       5,310
       300   Sylvan, Inc.*.................       3,183
       800   Tyson Foods, Inc., Class A....       8,496
                                             ----------
                                                 80,126
                                             ----------
             HEALTH -- 3.1%
     1,300   Apria Healthcare Group,
               Inc.*.......................      32,344
     1,100   Coventry Health Care, Inc.*...      50,776
       800   Gentiva Health Services,
               Inc.*.......................       7,200
     1,400   Health Net, Inc.*.............      46,130
     4,000   Humana, Inc.*.................      60,401
     1,100   Mid Atlantic Medical Services,
               Inc.*.......................      57,530
       200   National Dentex Corp.*........       4,090
       453   PacifiCare Health Systems,
               Inc.*.......................      22,346
                                             ----------
                                                280,817
                                             ----------
             HOUSEHOLD -- 2.7%
       400   Acres Gaming, Inc.*...........       4,504
       200   American Locker Group,
               Inc.*.......................       2,810
       600   Applica, Inc.*................       5,100
       400   Bassett Furniture Industries,
               Inc. .......................       5,312
     1,100   Blyth, Inc. ..................      29,920
     2,400   Callaway Golf Co. ............      31,728
       300   Chromcraft Revington, Inc.*...       3,714
       400   Cross (A.T.) Co., Class A*....       2,376
       300   Genlyte Group, Inc.*..........      10,491
     1,000   Helen of Troy Ltd.*...........      15,160
     1,000   Hillenbrand Industries,
               Inc. .......................      50,450
       200   Juno Lighting, Inc.*..........       2,676
       600   K2, Inc.*.....................       7,350
     1,000   Kimball International, Inc.,
               Class B.....................      15,600
     1,500   La-Z-Boy, Inc. ...............      33,570
       200   Mity Enterprises, Inc.*.......       2,206
       300   Movado Group, Inc. ...........       6,525
       200   Patrick Industries, Inc. .....       1,276

  SHARES                                       VALUE
----------                                   ----------
             COMMON STOCKS (CONTINUED)
             HOUSEHOLD (CONTINUED)
       200   Stanley Furniture Co. ........  $    5,482
       500   West Pharmaceutical Services,
               Inc. .......................      12,250
                                             ----------
                                                248,500
                                             ----------
             INSTRUMENTS -- 4.2%
       200   Atrion Corp.*.................       5,538
     1,500   Bausch & Lomb, Inc. ..........      56,250
       200   Bio-Logic Systems Corp.*......         960
       200   C.R. Bard, Inc. ..............      14,262
       400   Candela Corp.*................       4,608
     1,000   Checkpoint Systems, Inc.*.....      14,150
       400   Compex Technologies, Inc.*....       1,896
     1,000   CONMED Corp.*.................      18,260
       300   DJ Orthopedics, Inc.*.........       3,288
     1,600   Edwards Lifesciences Corp.*...      51,424
       400   Faro Technologies, Inc.*......       2,832
       100   Interpore International,
               Inc.*.......................       1,273
       900   Invacare Corp. ...............      29,700
       300   Isco, Inc. ...................       2,499
     1,300   Mentor Corp. .................      25,194
       200   Mesa Laboratories, Inc.*......       1,400
       300   Perceptron, Inc.*.............       1,791
       400   PerkinElmer, Inc. ............       5,524
       600   Quidel Corp.*.................       3,732
     1,000   Respironics, Inc.*............      37,520
       900   Sola International, Inc.*.....      15,660
     1,900   Steris Corp.*.................      43,871
       100   Thermo Electron Corp.*........       2,102
       900   Trimble Navigation Ltd.*......      20,637
       900   Viasys Healthcare, Inc.*......      18,630
                                             ----------
                                                383,001
                                             ----------
             INSURANCE -- 4.6%
     1,000   American Financial Group,
               Inc. .......................      22,800
       300   American Medical Security
               Group, Inc.*................       5,730
       800   Arch Capital Group Ltd.*......      27,784
       600   Everest Re Group Ltd. ........      45,900
       300   Great American Financial
               Resources, Inc. ............       3,933
     1,200   Horace Mann Educators
               Corp. ......................      19,356
     1,600   Loews Corp. ..................      75,664
     1,300   Max Re Capital Ltd. ..........      19,461
       300   Midland Co. ..................       6,663
     1,200   Nationwide Financial Services,
               Inc., Class A...............      39,000
     1,300   Radian Group, Inc. ...........      47,645
       200   Reinsurance Group of America,
               Inc. .......................       6,420
       500   RenaissanceRe Holdings
               Ltd. .......................      22,760
     1,700   Safco Corp. ..................      59,976
       800   Scottish Annuity & Life
               Holdings Ltd. ..............      16,168
       300   SCPIE Holdings, Inc. .........       2,304
       300   Trover Solutions, Inc.*.......       1,737
                                             ----------
                                                423,301
                                             ----------
             IT HARDWARE -- 2.2%
     8,300   3Com Corp.*...................      38,844

              See accompanying notes to the financial statements.

BARR ROSENBERG VARIABLE INSURANCE TRUST
AXA ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND (a)
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                       VALUE
----------                                   ----------
             COMMON STOCKS (CONTINUED)
             IT HARDWARE (CONTINUED)
       700   Adtran, Inc.*.................  $   35,903
     1,400   Avocent Corp.*................      41,902
       300   Communication Systems,
               Inc. .......................       2,355
       300   Comtech Telecommunications
               Corp.*......................       8,472
       200   Hutchinson Technology,
               Inc.*.......................       6,578
       900   Imation Corp. ................      34,038
     1,800   MEMC Electronic Materials,
               Inc.*.......................      17,640
       200   Orbit International Corp.*....       1,152
       400   Planar Systems, Inc.*.........       7,824
       500   Standard Microsystems
               Corp.*......................       7,585
                                             ----------
                                                202,293
                                             ----------
             MACHINERY -- 4.2%
       900   American Standard Cos.,
               Inc.*.......................      66,537
     2,200   Brunswick Corp. ..............      55,044
       400   Circor International, Inc.
               (c).........................       7,132
       200   CompX International, Inc.
               (b).........................       1,116
       200   Eastern Co. ..................       2,920
     1,700   Energizer Holdings, Inc.*.....      53,380
       200   Graham Corp. .................       1,720
       600   Kennametal, Inc. .............      20,304
       300   Key Technology, Inc.*.........       3,507
       300   Met-Pro Corp. ................       4,332
       400   Middleby Corp.*...............       5,600
       200   P & F Industries, Inc.*.......       1,340
       200   Paul Mueller Co. .............       8,100
       200   Q.E.P. Co., Inc.*.............       1,930
       400   Robbins & Myers, Inc. ........       7,400
       300   SL Industries, Inc.*..........       1,995
     1,600   Snap-on, Inc. ................      46,448
       500   SPS Technologies, Inc.*.......      13,520
       100   Standard Motor Products,
               Inc. .......................       1,110
       600   Thomas Industries, Inc. ......      16,230
       900   Toro Co. .....................      35,775
       200   Twin Disc, Inc. ..............       2,830
       700   Wilson Greatbatch
               Technologies, Inc.*.........      25,270
       100   York International Corp. .....       2,340
                                             ----------
                                                385,880
                                             ----------
             MEDIA -- 2.4%
       100   Daily Journal Corp.*..........       2,440
       101   Grey Global Group, Inc. ......      78,024
       600   Hearst -- Argyle Television,
               Inc.*.......................      15,540
       300   Integrity Media, Inc.*........       1,476
       500   Knight Ridder, Inc. ..........      34,465
       600   Liberty Corp. ................      25,500
       300   Lin TV Corp., Class A*........       7,065
       500   Media General, Inc., Class
               A...........................      28,600
     1,500   Radio One, Inc., Class A*.....      26,790
                                             ----------
                                                219,900
                                             ----------
             METALS -- 1.4%
       700   AMCOL International Corp. ....       5,600
       600   Brush Engineered Materials
               Corp.*......................       5,010
     1,700   Freeport-McMoran Copper &
               Gold, Inc., Class B.........      41,650
       100   Harsco Corp. .................       3,605

  SHARES                                       VALUE
----------                                   ----------
             COMMON STOCKS (CONTINUED)
             METALS (CONTINUED)
       400   L.B. Foster Co., Class A*.....  $    2,056
       400   Layne Christensen Co.*........       3,228
       700   RTI International Metals,
               Inc.*.......................       7,581
       800   Ryerson Tull, Inc. ...........       7,024
       500   Southern Peru Copper Corp. ...       7,650
     2,700   United States Steel Corp. ....      44,199
                                             ----------
                                                127,603
                                             ----------
             MISCELLANEOUS FINANCIAL --0.8%
       800   Affiliated Managers Group*....      48,760
     1,200   Interactive Data Corp.*.......      20,280
                                             ----------
                                                 69,040
                                             ----------
             OFFICE MACHINERY -- 2.4%
       800   Avid Technology, Inc.*........      28,056
       300   Interphase Corp.*.............       2,301
     1,700   Iomega Corp.*.................      18,020
     6,300   Maxtor Corp.*.................      47,313
       300   Metrologic Instruments,
               Inc.*.......................       9,975
       200   PAR Technology Corp.*.........       1,198
       700   SanDisk Corp.*................      28,245
     1,300   Storage Technology Corp.*.....      33,462
     4,400   Western Digital Corp.*........      45,320
       600   X-Rite, Inc. .................       5,946
                                             ----------
                                                219,836
                                             ----------
             OIL -- 2.2%
       700   Brigham Exploration Co.*......       3,570
       500   Carrizo Oil & Gas, Inc.*......       3,050
     4,900   Chesapeake Energy Co. ........      49,490
       400   Clayton Williams Energy,
               Inc.*.......................       7,384
       800   Denbury Resources, Inc.*......      10,744
       800   Energy Partners Ltd.*.........       9,240
       600   Evergreen Resources, Inc.*....      32,586
       400   Houston Exploration Co.*......      13,880
     1,300   KCS Energy, Inc.*.............       7,007
       300   Massey Energy Co. ............       3,945
       300   PetroCorp, Inc.*..............       3,345
       700   St. Mary Land & Exploration
               Corp. ......................      19,110
       400   Stone Energy Corp.*...........      16,768
     1,900   Vintage Petroleum, Inc. ......      21,432
                                             ----------
                                                201,551
                                             ----------
             OIL DISTRIBUTION -- 1.6%
     1,600   Ashland, Inc. ................      49,088
       300   Giant Industries, Inc.*.......       1,788
     1,300   Sunoco, Inc. .................      49,062
       200   TransMontaigne, Inc.*.........       1,296
     1,800   WGL Holdings, Inc. ...........      48,060
                                             ----------
                                                149,294
                                             ----------
             OIL SERVICES -- 2.3%
       200   Dawson Geophysical Co.*.......       1,620
     1,800   FMC Technologies, Inc.*.......      37,890
       300   Lufkin Industries, Inc. ......       7,305
       900   National-Oilwell, Inc.*.......      19,800
       600   Oil States International,
               Inc.*.......................       7,260
       500   Pride International, Inc.*....       9,410
       500   Tetra Technologies, Inc.*.....      14,825

              See accompanying notes to the financial statements.

BARR ROSENBERG VARIABLE INSURANCE TRUST
AXA ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND (a)
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                       VALUE
----------                                   ----------
             COMMON STOCKS (CONTINUED)
             OIL SERVICES (CONTINUED)
       200   Torch Offshore, Inc.*.........  $    1,358
     1,600   UGI Corp. ....................      50,720
     2,300   Varco International, Inc.*....      45,080
     1,100   Veritas DGC, Inc.*............      12,650
                                             ----------
                                                207,918
                                             ----------
             OTHER UTILITIES -- 0.7%
       200   Delta Natural Gas Co. ........       4,698
     1,200   Republic Services, Inc.*......      27,204
       200   RGC Resources, Inc. ..........       4,668
       300   South Jersey Industries,
               Inc. .......................      11,055
     1,200   Southern Union Co.*...........      20,328
                                             ----------
                                                 67,953
                                             ----------
             PAPER -- 1.2%
       200   DSG International Ltd. .......       1,040
       400   Glatfelter Co. ...............       5,900
     3,400   Louisiana-Pacific Co.*........      36,856
       500   Lydall, Inc.*.................       5,350
     1,100   Sealed Air Corp.*.............      52,426
       412   Universal Forest Products,
               Inc. .......................       8,627
                                             ----------
                                                110,199
                                             ----------
             REAL ESTATE DEVELOPMENT --0.3%
       300   Avatar Holdings, Inc.*........       9,060
       200   ILX Resorts, Inc. ............       1,702
       200   J.W. Mays, Inc.*..............       2,504
     1,400   Trizec Properties, Inc. ......      15,918
                                             ----------
                                                 29,184
                                             ----------
             REAL ESTATE INVESTMENT
               TRUSTS -- 2.6%
     1,200   Apartment Investment &
               Management Co., Class A.....      41,520
       600   Boykin Lodging Co. ...........       4,680
       800   CBL & Associates Properties,
               Inc. .......................      34,400
     1,300   Hospitality Properties
               Trust.......................      40,625
     4,100   HRPT Properties Trust.........      37,720
     1,400   iStar Financial, Inc. ........      51,100
       600   Keystone Property Trust.......      11,106
       500   LTC Properties, Inc. .........       4,775
       200   Middleton Doll Co. ...........       1,050
       500   Mission West Properties,
               Inc. .......................       5,685
                                             ----------
                                                232,661
                                             ----------
             RETAIL -- 7.5%
       300   1-800 CONTACTS, Inc.*.........       7,344
     1,400   AnnTaylor Stores Corp.*.......      40,530
     2,400   AutoNation, Inc.*.............      37,728
       900   Barnes & Noble, Inc.*.........      20,745
     3,100   Big Lots, Inc.*...............      46,624
       300   Brookstone, Inc.*.............       6,075
       600   Burlington Coat Factory
               Warehouse Corp. ............      10,740
     1,300   Casey's General Stores,
               Inc. .......................      18,382
       500   Cato Corp., Class A...........      10,540
     3,800   Dollar General Corp. .........      69,387
       400   EZCORP, Inc.*.................       1,712

  SHARES                                       VALUE
----------                                   ----------
             COMMON STOCKS (CONTINUED)
             RETAIL (CONTINUED)
       600   Finish Line, Inc., Class A*...  $   13,326
     3,700   Foot Locker, Inc. ............      49,025
       400   Galyan's Trading, Inc.*.......       5,736
       600   Goody's Family Clothing,
               Inc.*.......................       5,190
       100   Haverty Furniture Cos.,
               Inc. .......................       1,750
       900   J.C. Penney, Inc. ............      15,165
       500   Jo-Ann Stores, Inc., Class
               A*..........................      12,650
     1,000   Men's Wearhouse, Inc.*........      21,850
     3,500   Office Depot, Inc.*...........      50,785
     1,500   Pacific Sunwear of California,
               Inc.*.......................      36,135
       500   PC Connection, Inc.*..........       3,400
     2,400   Pier 1 Imports, Inc. .........      48,960
     1,100   Ruddick Corp. ................      17,292
       300   Sharper Image Corp.*..........       8,181
       400   Smart & Final, Inc.*..........       1,852
       300   Sport Chalet, Inc.*...........       2,205
       700   Stage Stores, Inc.*...........      16,450
       400   Syms Corp.*...................       2,572
     4,600   Toys "R" Us, Inc.*............      55,752
       400   Trans World Entertainment,
               Inc.*.......................       2,048
       200   Wolohan Lumber Co. ...........       4,600
     1,000   Zale Corp.*...................      40,000
                                             ----------
                                                684,731
                                             ----------
             SERVICES -- 4.6%
       300   Ambassadors Groups, Inc.*.....       4,191
       400   Ambassadors International,
               Inc.*.......................       4,804
       800   Career Education Corp.*.......      54,736
       400   CDI Corp.*....................      10,384
     1,300   Deluxe Corp. .................      58,240
     1,200   Dun & Bradstreet Corp.*.......      49,320
       300   Factual Data Corp.*...........       5,214
       700   Getty Images, Inc.*...........      28,910
       321   Healthcare Services Group,
               Inc.*.......................       4,536
       400   IMCO Recycling, Inc.*.........       2,656
     3,600   IMS Health, Inc. .............      64,764
       600   Kelly Services, Inc., Class
               A...........................      14,070
       100   Kroll, Inc.*..................       2,706
     3,600   MPS Group, Inc.*..............      24,768
       200   NCO Group, Inc.*..............       3,582
       100   NCO Portfolio Management,
               Inc.*.......................         588
       300   Opinion Research Corp.*.......       1,896
       800   PARXEL International Corp.*...      11,160
       100   Regis Corp. ..................       2,905
       400   Resortquest International,
               Inc.*.......................       1,764
       200   Schnitzer Steel Industries,
               Inc., Class A...............       8,824
       600   Steiner Leisure Corp.*........       8,760
     1,200   Sylvan Learning Systems,
               Inc.*.......................      27,408
       300   University of Phoenix
               Online*.....................      15,210
       300   Volt Information Sciences,
               Inc.*.......................       4,095
                                             ----------
                                                415,491
                                             ----------
             SOAPS & COSMETICS -- 0.9%
       200   Del Laboratories, Inc.*.......       4,700
     2,400   Dial Corp. ...................      46,680
       800   Estee Lauder Co., Inc., Class
               A...........................      26,824

              See accompanying notes to the financial statements.

BARR ROSENBERG VARIABLE INSURANCE TRUST
AXA ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND (a)
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                       VALUE
----------                                   ----------
             COMMON STOCKS (CONTINUED)
             SOAPS & COSMETICS (CONTINUED)
       200   Inter Parfums, Inc. ..........  $    1,480
                                             ----------
                                                 79,684
                                             ----------
             SOFTWARE -- 4.5%
       800   American Software, Inc., Class
               A*..........................       3,520
     1,900   Ascential Software Corp.*.....      31,236
     1,800   CIBER, Inc.*..................      12,636
       200   Digi International, Inc.*.....       1,150
       600   eCollege.COM, Inc.*...........       6,888
     1,700   eFunds Corp.*.................      19,601
       600   eResearch Technology, Inc.*...      13,296
     1,000   Fair Isaac Corp. .............      51,450
       500   FileNet Corp.*................       9,020
       600   First Consulting Group,
               Inc.*.......................       2,802
     1,400   GTECH Holdings Corp.*.........      52,710
       400   IDX Systems Corp.*............       6,208
       300   Insweb Corp.*.................       1,425
       200   NWH, Inc.*....................       3,644
     1,000   Progress Software Corp.*......      20,730
       700   Radica Games Ltd.*............       4,830
       200   RSA Security, Inc.*...........       2,150
       500   Sabre Holdings Corp. .........      12,325
       400   SPSS, Inc.*...................       6,696
       300   SS&C Technologies, Inc.*......       4,785
     2,800   Sybase, Inc.*.................      38,948
     1,100   Synopsys, Inc.*...............      68,035
     1,300   Take-Two Interactive Software,
               Inc.*.......................      36,842
       400   Timberline Software Co. ......       2,244
                                             ----------
                                                413,171
                                             ----------
             TELEPHONE -- 1.9%
       100   Atlantic Tele-Network,
               Inc. .......................       2,229
       600   CT Communications, Inc. ......       6,450
       600   D&E Communication, Inc. ......       6,870
       500   Golden Telecom, Inc.*.........      11,220
       300   Playboy Enterprises, Inc.,
               Class A*....................       3,600
       200   Washington Post Co. ..........     146,580
                                             ----------
                                                176,949
                                             ----------
             TEXTILES -- 2.0%
       500   Albany International Corp.,
               Class A.....................      13,700
       500   Ashworth, Inc.*...............       3,545
       400   Deckers Outdoor Corp.*........       2,596
       300   Haggar Corp. .................       3,750
       900   Kellwood Co. .................      28,467
     1,400   Liz Claiborne, Inc. ..........      49,350
       800   Phillips-Van Heusen Corp. ....      10,904
       400   Phoenix Footwear Group,
               Inc.*.......................       2,092
       200   Quaker Fabric Corp. ..........       1,320
     1,800   Quiksilver, Inc.*.............      29,682
       100   Reebok International Ltd.*....       3,363
       300   Saucony, Inc., Class A........       3,648
       500   Timberland Co., Class A*......      26,430
       100   Wolverine World Wide, Inc. ...       1,926
                                             ----------
                                                180,773
                                             ----------
             TRANSPORTATION -- 2.1%
     2,400   Frontline Ltd. ...............      34,128

  SHARES                                       VALUE
----------                                   ----------
             COMMON STOCKS (CONTINUED)
             TRANSPORTATION (CONTINUED)
       400   Nordic American Tanker
               Shipping Ltd. ..............  $    5,680
       900   Overseas Shipholding Group,
               Inc. .......................      19,809
       200   Providence & Worcester
               Railroad Co. ...............       1,404
     1,900   Ryder Systems, Inc. ..........      48,678
       800   Sea Containers Ltd., Class
               A...........................       9,112
     1,000   Teekay Shipping Corp. ........      42,900
       300   Transport Corp. of America*...       1,665
       300   U.S. Xpress Enterprises, Inc.,
               Class A*....................       3,198
     1,000   Yellow Corp.*.................      23,150
                                             ----------
                                                189,724
                                             ----------
             TRAVEL & ENTERTAINMENT -- 5.4%
       300   Analogic Corp. ...............      14,628
     1,700   Applebee's International,
               Inc. .......................      53,431
     1,000   Bally Total Fitness Holding
               Corp.*......................       9,030
     1,900   Blockbuster, Inc., Class A....      32,015
     1,200   Bob Evans Farms, Inc. ........      33,156
     1,400   Brinker International,
               Inc.*.......................      50,428
     1,400   CBRL Group, Inc. .............      54,404
       300   Frisch's Restaurants, Inc. ...       5,400
       900   Kerzner International Ltd.*...      28,989
       800   Landry's Restaurants, Inc. ...      18,880
     1,200   Mandalay Resort Group.........      38,220
       700   Marcus Corp. .................      10,465
   200 600   Max & Erma's Restaurants,
               Inc.* Movie Gallery,               3,192
               Inc.*.......................      11,070
     1,400   Outback Steakhouse, Inc. .....      54,600
       300   Rare Hospitality
               International, Inc.*........       9,804
       300   Rubio's Restaurants, Inc.*....       1,518
     2,100   Ruby Tuesday, Inc. ...........      51,933
       200   Sonesta International Hotels
               Corp., Class A..............       1,018
       300   Total Entertainment Restaurant
               Corp.*......................       2,745
       300   Vail Resorts, Inc.*...........       4,041
                                             ----------
                                                488,967
                                             ----------
             WHOLESALE -- 2.9%
     1,600   AdvancePCS, Inc.*.............      61,168
       200   AG Services of America,
               Inc.*.......................       1,188
       700   Aviall, Inc.*.................       7,959
       700   Cellstar Corp.*...............       2,751
       450   Central Euro Distribution
               Corp.*......................       9,063
       400   Department 56, Inc.*..........       6,132
       700   Express Scripts, Inc., Class
               A*..........................      47,824
       300   GTSI Corp.*...................       2,610
       300   Huffy Corp.*..................       2,100
     4,800   Ikon Office Solutions,
               Inc. .......................      42,720
     1,900   Omnicare, Inc. ...............      64,201
     1,000   Stewart & Stevenson Services,
               Inc. .......................      15,750
       200   TESSCO Technologies, Inc.*....       1,380
                                             ----------
                                                264,846
                                             ----------
             TOTAL COMMON STOCKS...........   7,826,066
                                             ----------

              See accompanying notes to the financial statements.

BARR ROSENBERG VARIABLE INSURANCE TRUST
AXA ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND (a)
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

PRINCIPAL                                      VALUE
----------                                   ----------
             REPURCHASE AGREEMENTS -- 17.8%
$1,623,926   Bear Stearns dated 06/30/03,
               due 07/01/03 at 1.10% with a
               maturity value of $1,623,975
               (Fully collateralized by
               U.S. Treasury Strips).......   1,623,926
                                             ----------
             TOTAL REPURCHASE AGREEMENTS...   1,623,926
                                             ----------
             TOTAL INVESTMENTS
               (COST $8,947,199)
               (B) --103.7%................   9,449,992
             LIABILITIES IN EXCESS OF OTHER
               ASSETS -- (3.7)%............    (339,324)
                                             ----------
             NET ASSETS -- 100.0%..........  $9,110,668
                                             ==========

---------------

*  Non-income producing security.

(a) All long positions are pledged as collateral for securities sold short.

(b) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation as follows:

   Unrealized appreciation..................  $572,105
   Unrealized depreciation..................   (69,312)
                                              --------
   Net unrealized appreciation..............  $502,793
                                              ========

              See accompanying notes to the financial statements.

BARR ROSENBERG VARIABLE INSURANCE TRUST
AXA ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT -- JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                         VALUE
------                                       ----------
         COMMON STOCKS -- 86.7%
         AIRCRAFT -- 0.7%
2,900    Goodrich B F Co. .................  $   60,900
                                             ----------
         AIRLINES -- 0.5%
  900    Alaska Air Group, Inc.*...........      19,305
1,400    Atlantic Coast Airlines Holdings,
           Inc.*...........................      18,886
1,000    Frontier Airlines, Inc.*..........       9,080
                                             ----------
                                                 47,271
                                             ----------
         AUTOS -- 1.1%
  300    Aftermarket Technology Corp.*.....       3,153
1,900    Arvinmeritor, Inc. ...............      38,342
4,400    Dana Corp. .......................      50,864
  500    Dura Automotive Systems, Inc.*....       4,905
                                             ----------
                                                 97,264
                                             ----------
         BANKS -- 3.3%
4,300    AmeriCredit Corp.*................      36,765
  700    Banco Latinoamericano de
           Exportaciones, S.A.*............       5,579
  607    Boston Private Financial Holdings,
           Inc. ...........................      12,796
1,100    Commerce Bancorp, Inc. ...........      40,810
  600    Euronet Worldwide, Inc.*..........       6,486
  500    Financial Federal Corp.*..........      12,200
1,100    Leucadia National Corp. ..........      40,832
  300    National Processing, Inc.*........       4,824
1,000    Southwest Bancorp of Texas,
           Inc.*...........................      32,510
1,300    TCF Financial Corp. ..............      51,792
1,300    Temple-Inland, Inc. ..............      55,783
                                             ----------
                                                300,377
                                             ----------
         BIOTECHNOLOGY -- 1.4%
  600    Biomarin Pharmaceutical, Inc.*....       5,856
1,100    Cell Genesys, Inc.*...............       9,504
1,600    Corixa Corp.*.....................      12,368
1,800    Human Genome Sciences, Inc.*......      22,896
  800    Ilex Oncology, Inc.*..............      15,528
  600    Kosan Biosciences, Inc.*..........       3,540
1,000    Novavax, Inc.*....................       5,570
  600    Onyx Pharmaceuticals, Inc.*.......       7,398
  300    Progenics Pharmaceuticals,
           Inc.*...........................       4,518
1,000    Repligen Corp.*...................       5,180
2,200    Telik, Inc.*......................      35,354
                                             ----------
                                                127,712
                                             ----------
         BUILDING -- 0.2%
  400    Quanta Services, Inc.*............       2,840
  300    WCI Communities, Inc.*............       5,769
  700    Willbros Group, Inc.*.............       7,273
                                             ----------
                                                 15,882
                                             ----------
         CHEMICALS -- 2.1%
  500    BioSphere Medical, Inc.*..........       3,000
1,000    FMC Corp.*........................      22,630
1,000    Georgia Gulf Corp. ...............      19,800
3,500    IMC Global, Inc. .................      23,485
2,000    International Flavors &
           Fragrances, Inc. ...............      63,860
3,900    Lyondell Chemical Co. ............      52,767
  400    North American Scientific,
           Inc.*...........................       3,064
                                             ----------
                                                188,606
                                             ----------

SHARES                                         VALUE
------                                       ----------
         COMMON STOCKS (CONTINUED)
         CONSTRUCTION MATERIALS -- 0.0%
  500    Nanophase Technologies Corp.*.....  $    2,540
                                             ----------
         DEFENSE -- 1.2%
  900    Alliant Techsystems, Inc.*........      46,719
  700    DRS Technologies, Inc.*...........      19,544
  500    EDO Corp. ........................       8,850
1,200    Gencorp, Inc. ....................      10,668
  300    I D Systems, Inc.*................       2,385
  500    Innovative Solutions & Support,
           Inc.*...........................       3,731
  700    Sturm, Ruger & Co., Inc. .........       7,000
  400    United Industrial Corp. ..........       6,520
                                             ----------
                                                105,417
                                             ----------
         DRUGS -- 5.1%
1,100    Adolor Corp.*.....................      13,497
  800    Antigenics, Inc.*.................       9,216
  800    Atherogenics, Inc.*...............      11,944
  700    Atrix Labs, Inc.*.................      15,393
  400    Bone Care International, Inc.*....       5,560
1,200    Cephalon, Inc.*...................      49,392
  500    Cerus Corp.*......................       3,765
  900    Columbia Laboratories, Inc.*......      10,125
  900    Cubist Pharmaceuticals, Inc.*.....       9,594
1,000    CV Therapeutics, Inc.*............      29,660
  630    Enzo Biochem, Inc.*...............      13,558
  500    Epix Medical, Inc.*...............       7,075
  900    Gene Logic, Inc.*.................       5,373
1,400    Immunomedics, Inc.*...............       8,834
  900    Impax Laboratories, Inc.*.........      10,791
  900    Inspire Pharmaceuticals, Inc.*....       9,720
1,600    Isis Pharmaceuticals, Inc.*.......       8,480
  300    Kos Pharmaceuticals, Inc.*........       7,041
  900    MGI Pharma, Inc.*.................      23,067
  500    Neose Technologies, Inc.*.........       5,005
  400    Orphan Medical, Inc.*.............       3,688
  600    Pain Therapeutics, Inc.*..........       3,876
  500    Penwest Pharmaceuticals Co.*......      12,185
  800    Pozen, Inc.*......................       8,784
2,900    Protein Design Labs, Inc.*........      40,542
  900    SangStat Medical Corp.*...........      11,781
2,100    Sepracor, Inc.*...................      37,863
  800    Tanox, Inc.*......................      12,840
1,400    Tularik, Inc.*....................      13,916
  600    United Therapeutics Corp.*........      13,068
2,600    Vertex Pharmaceuticals, Inc.*.....      37,960
2,400    Xoma Ltd.*........................      12,792
                                             ----------
                                                466,385
                                             ----------
         DURABLES -- 0.7%
2,100    Maytag Corp. .....................      51,282
  800    Monaco Coach Corp.*...............      12,264
                                             ----------
                                                 63,546
                                             ----------
         ELECTRIC UTILITIES -- 1.6%
  900    Black Hills Corp. ................      27,630
7,600    Centerpoint Energy, Inc. .........      61,940
3,300    DPL, Inc. ........................      52,602
                                             ----------
                                                142,172
                                             ----------

              See accompanying notes to the financial statements.

BARR ROSENBERG VARIABLE INSURANCE TRUST
AXA ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED) -- JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                         VALUE
------                                       ----------
         COMMON STOCKS (CONTINUED)
         FINANCIAL INVESTMENTS -- 1.4%
  100    Barra, Inc.*......................  $    3,570
  100    Cherokee, Inc.*...................       2,002
1,600    Hanover Compressor Co.*...........      18,080
1,300    Macrovision Corp.*................      25,896
  800    Panera Bread Co., Class A*........      32,000
2,600    Rambus, Inc.*.....................      43,082
                                             ----------
                                                124,630
                                             ----------
         FOOD -- 0.8%
  200    Alico, Inc. ......................       4,938
  200    Bridgford Foods Corp. ............       1,512
  200    Coca-Cola Bottling................      10,920
1,500    Interstate Bakeries Corp. ........      19,050
  600    Pilgrim's Pride Corp., Class B....       5,802
  900    Tootsie Roll Industries, Inc. ....      27,441
                                             ----------
                                                 69,663
                                             ----------
         HEALTH -- 2.4%
  400    Alliance Imaging, Inc.*...........       1,760
  211    Bio-Reference Labs, Inc.*.........       1,456
1,600    Community Health Systems, Inc.*...      30,864
  400    First Health Group Corp.*.........      11,040
1,300    LifePoint Hospitals, Inc.*........      27,222
  300    Medcath Corp.*....................       1,755
  300    Pediatric Services of America,
           Inc.*...........................       2,010
1,600    Province Healthcare Co.*..........      17,712
1,100    Quest Diagnostics, Inc.*..........      70,180
  300    Specialty Laboratories, Inc.*.....       3,075
2,000    Triad Hospitals, Inc.*............      49,640
  400    U.S. Physical Therapy, Inc.*......       5,112
                                             ----------
                                                221,826
                                             ----------
         HOUSEHOLD -- 1.3%
2,300    Herman Miller, Inc. ..............      46,483
2,300    Pactiv Corp.*.....................      45,333
1,900    Tupperware Corp. .................      27,284
                                             ----------
                                                119,100
                                             ----------
         INSTRUMENTS -- 3.7%
  700    American Medical Systems Holdings,
           Inc.*...........................      11,809
2,600    Apogent Technologies, Inc.*.......      52,000
3,000    Applera Corp. ....................      57,090
  700    Aspect Medical Systems, Inc.*.....       5,166
  300    Catapult Communications Corp.*....       3,186
  400    Cholestech Corp.*.................       3,948
  700    Ciphergen Biosystems, Inc.*.......       7,175
  600    Conceptus, Inc.*..................       8,430
3,200    Cytyc Corp.*......................      33,664
  300    Daxor Corp.*......................       4,680
  800    FEI Co.*..........................      15,008
  600    IGEN International, Inc.*.........      18,840
1,000    Intuitive Surgical, Inc.*.........       7,580
  600    Molecular Devices Corp.*..........       9,546
  900    Orasure Technologies, Inc.*.......       6,714
  600    Photon Dynamics, Inc.*............      16,578
  800    Therasense, Inc.*.................       8,000
1,800    Waters Corp.*.....................      52,434

SHARES                                         VALUE
------                                       ----------
         COMMON STOCKS (CONTINUED)
         INSTRUMENTS (CONTINUED)
  600    Wright Medical Group, Inc.*.......  $   11,400
                                             ----------
                                                333,248
                                             ----------
         INSURANCE -- 1.2%
1,000    21st Century Insurance Group......      14,300
1,900    Arthur J. Gallagher & Co. ........      51,680
  900    Citizens, Inc.*...................       6,543
1,000    Harleysville Group, Inc. .........      23,020
  700    Presidential Life Corp. ..........       9,877
                                             ----------
                                                105,420
                                             ----------
         IT HARDWARE -- 2.1%
  100    02Micro International Ltd.*.......       1,611
  900    Centillium Communications,
           Inc.*...........................       8,919
  100    Cohu, Inc. .......................       1,560
3,100    Comverse Technology, Inc.*........      46,593
  500    Energy Conversion Devices,
           Inc.*...........................       4,550
1,500    Entegris, Inc.*...................      20,160
1,000    ESS Technology, Inc.*.............       9,750
  900    Helix Technology Corp. ...........      11,907
  300    Ibis Technology Corp.*............       2,313
  600    Monolithic System Technology,
           Inc.*...........................       5,436
  400    Park Electrochemical Corp. .......       7,980
  600    Pericom Semiconductor Corp.*......       5,580
1,300    Plantronics, Inc.*................      28,171
2,000    Semtech Corp.*....................      28,480
  600    Spectralink Corp.*................       5,928
                                             ----------
                                                188,938
                                             ----------
         LIQUOR & TOBACCO -- 0.8%
1,300    Dimon, Inc. ......................       9,308
1,800    R.J. Reynolds Tobacco Holdings,
           Inc. ...........................      66,978
                                             ----------
                                                 76,286
                                             ----------
         MACHINERY -- 4.6%
  200    Aaon, Inc.*.......................       3,704
  400    Actuant Corp., Class A*...........      18,928
  300    AGCO Corp.*.......................       5,124
  600    Astec Industries, Inc.*...........       5,232
  900    Ball Corp. .......................      40,959
  600    Cuno, Inc.*.......................      21,672
1,500    Federal Signal Corp. .............      26,355
1,900    Flowserve Corp.*..................      37,373
1,200    FuelCell Energy, Inc.*............       9,828
  700    Graftech International Ltd.*......       3,815
  900    Manitowoc Co. ....................      20,070
  500    Maxwell Technologies, Inc.*.......       2,880
1,300    Mettler-Toledo International,
           Inc.*...........................      47,645
  500    Milacron, Inc. ...................       2,445
  500    Mobile Mini, Inc.*................       8,165
  400    Silgan Holdings, Inc.*............      12,512
1,400    SPX Corp.*........................      61,684
1,900    The Stanley Works.................      52,440
1,300    Trinity Industries, Inc. .........      24,063
  400    Varian Semiconductor Equipment
           Associates, Inc.*...............      11,904
                                             ----------
                                                416,798
                                             ----------

              See accompanying notes to the financial statements.

BARR ROSENBERG VARIABLE INSURANCE TRUST
AXA ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED) -- JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                         VALUE
------                                       ----------
         COMMON STOCKS (CONTINUED)
         MEDIA -- 2.9%
  300    Beasley Broadcast Group, Inc.*....  $    4,104
1,200    Catalina Marketing Corp.*.........      21,180
1,200    Dow Jones & Co., Inc. ............      51,636
  300    Entercom Communications Corp.*....      14,703
1,500    Entravision Communications Corp.,
           Class A*........................      17,025
1,000    Journal Register Corp.*...........      18,090
1,300    Lamar Advertising Corp.*..........      45,773
1,100    Paxar Corp.*......................      12,100
1,000    Scholastic Corp.*.................      29,780
  600    Spanish Broadcasting System, Inc.,
           Class A*........................       4,890
1,800    Valassis Communications, Inc.*....      46,296
                                             ----------
                                                265,577
                                             ----------
         METALS -- 1.9%
2,800    Allegheny Technologies, Inc. .....      18,480
1,200    Apex Silver Mines Ltd*............      17,700
  500    Century Aluminum Co. .............       3,515
  500    Commonwealth Industries, Inc. ....       2,360
1,000    Lone Star Technologies, Inc.*.....      21,180
  300    Northwest Pipe Co.*...............       4,257
  700    NS Group, Inc.*...................       6,825
  700    Nucor Corp. ......................      34,195
1,600    Phelps Dodge Corp.*...............      61,344
  300    Universal Stainless & Alloy
           Products, Inc.*.................       1,971
                                             ----------
                                                171,827
                                             ----------
         MISCELLANEOUS FINANCIAL -- 2.7%
1,700    Eaton Vance Corp. ................      53,720
1,600    Investment Technology Group,
           Inc.*...........................      29,760
2,400    Knight Trading Group, Inc.*.......      14,928
1,500    Neuberger & Berman, Inc. .........      59,865
1,700    W.P. Stewart & Co., Ltd. .........      38,080
2,100    Waddell & Reed Financial, Inc. ...      53,907
                                             ----------
                                                250,260
                                             ----------
         OFFICE MACHINERY -- 1.9%
7,100    Brocade Communications Systems,
           Inc.*...........................      41,819
  300    General Binding Corp.*............       3,600
2,100    NCR Corp.*........................      53,802
4,200    Network Appliance, Inc.*..........      68,082
  600    RadiSys Corp.*....................       7,920
                                             ----------
                                                175,223
                                             ----------
         OIL -- 0.2%
  400    Consol Energy, Inc. ..............       9,096
  800    Plains Resources, Inc.*...........      11,320
                                             ----------
                                                 20,416
                                             ----------
         OIL DISTRIBUTION -- 0.9%
8,200    El Paso Corp. ....................      66,256
1,000    Frontier Oil Corp. ...............      15,200
                                             ----------
                                                 81,456
                                             ----------
         OIL SERVICES -- 1.5%
1,200    Cal Dive International, Inc.*.....      26,160
1,900    Diamond Offshore Drilling,
           Inc. ...........................      39,881

SHARES                                         VALUE
------                                       ----------
         COMMON STOCKS (CONTINUED)
         OIL SERVICES (CONTINUED)
2,100    McDermott International, Inc.*....  $   13,293
1,800    Noble Corp.*......................      61,740
                                             ----------
                                                141,074
                                             ----------
         OTHER UTILITIES -- 0.2%
  500    Clean Harbors, Inc.*..............       4,765
  300    Waste Connections, Inc.*..........      10,515
                                             ----------
                                                 15,280
                                             ----------
         PAPER -- 2.2%
1,500    Boise Cascade Corp. ..............      35,850
1,300    Bowater, Inc. ....................      48,685
  875    Caraustar Industries, Inc.*.......       7,009
  400    Deltic Timber Corp. ..............      11,380
2,600    Plum Creek Timber Co. ............      67,470
  600    Pope & Talbot, Inc. ..............       6,630
1,000    Potlatch Corp. ...................      25,750
                                             ----------
                                                202,774
                                             ----------
         REAL ESTATE DEVELOPMENT -- 0.6%
  800    Florida East Coast Industries,
           Inc., Class A...................      20,440
  300    Tejon Ranch Co.*..................       9,030
  900    The St. Joe Co. ..................      28,080
                                             ----------
                                                 57,550
                                             ----------
         REAL ESTATE INVESTMENT
           TRUST -- 3.9%
  200    Alexander's, Inc.*................      16,698
1,100    Camden Property Trust.............      38,445
  800    CenterPoint Properties Trust......      49,000
1,700    Cornerstone Realty Income Trust...      12,427
1,700    FelCor Lodging Trust..............      13,345
  700    Health Care Property Investors,
           Inc. ...........................      29,645
7,700    Host Marriott Corp.*..............      70,455
1,100    Post Properties, Inc. ............      29,150
3,500    United Dominion Realty Trust,
           Inc. ...........................      60,270
1,400    Washington Real Estate Investment
           Trust...........................      38,080
                                             ----------
                                                357,515
                                             ----------
         RETAIL -- 8.5%
  400    A.C. Moore Arts & Crafts, Inc.*...       8,012
  500    Aeropostale, Inc.*................      10,740
  300    Asbury Automotive Group*..........       4,044
2,300    BJ's Wholesale Club, Inc.*........      34,638
2,200    Carmax, Inc.*.....................      66,329
1,300    CDW Corp.*........................      59,540
  300    Charlotte Russe Holding, Inc.*....       3,096
  800    Christopher & Banks Corp.*........      29,592
6,300    Circuit City Stores, Inc. ........      55,440
  200    Copart, Inc.*.....................       1,890
  500    CSK Auto Corp.*...................       7,225
1,800    Dollar Tree Stores, Inc.*.........      57,114
  800    Fastenal Co. .....................      27,152
  300    Gadzooks, Inc.*...................       1,704
  700    Genesco, Inc.*....................      12,390
  600    Great Atlantic & Pacific Tea
           Co.*............................       5,280
  400    Group 1 Automotive, Inc.*.........      12,964
  400    Ingles Markets, Inc., Class A.....       4,040
1,400    Insight Enterprises, Inc.*........      14,084

              See accompanying notes to the financial statements.

BARR ROSENBERG VARIABLE INSURANCE TRUST
AXA ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED) -- JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                         VALUE
------                                       ----------
         COMMON STOCKS (CONTINUED)
         RETAIL (CONTINUED)
1,500    Michaels Stores, Inc.*............  $   57,090
  200    Mothers Work, Inc.*...............       5,354
2,600    Nordstrom, Inc. ..................      50,752
  500    PETCO Animal Supplies, Inc.*......      10,870
  200    Pricesmart, Inc.*.................       2,654
  700    Restoration Hardware, Inc.*.......       3,150
  900    Sonic Automotive, Inc.*...........      19,719
  900    Talbots, Inc. ....................      26,505
1,600    Tiffany & Co. ....................      52,288
  700    Tweeter Home Entertainment
           Group*..........................       6,076
  700    ValueVision Media, Inc.*..........       9,541
  900    Wet Seal, Inc.*...................       9,612
1,200    Whole Foods Market, Inc.*.........      57,036
1,900    Williams-Sonoma, Inc.*............      55,480
  500    Wilsons The Leather Experts,
           Inc.*...........................       3,605
                                             ----------
                                                785,006
                                             ----------
         SERVICES -- 5.5%
  700    Arena Pharmaceuticals, Inc.*......       4,648
  600    Central Parking Corp. ............       7,416
1,700    Certegy, Inc.*....................      47,175
1,400    Charles River Laboratories,
           Inc.*...........................      45,052
1,400    ChoicePoint, Inc.*................      48,328
  500    Clark, Inc.*......................       5,975
  800    Coinstar, Inc.*...................      15,088
1,300    Corporate Executive Board Co.*....      52,689
1,900    DeVry, Inc.*......................      44,251
  400    Exact Sciences Corp.*.............       4,384
1,500    Exelixis, Inc.*...................      10,410
1,000    Exult, Inc.*......................       8,570
  500    Forrester Research, Inc.*.........       8,180
1,300    Freemarkets, Inc.*................       9,048
  400    Learning Tree International,
           Inc.*...........................       6,252
1,000    Maxygen, Inc.*....................      10,970
2,800    Monster Worldwide, Inc.*..........      55,244
  100    NDCHealth Corp. ..................       1,835
  300    NetRatings, Inc.*.................       2,742
  600    Princeton Review, Inc.*...........       3,540
  300    Remedytemp, Inc., Class A*........       2,769
  700    Resources Connection, Inc.*.......      16,702
3,100    Robert Half International,
           Inc.*...........................      58,714
1,500    Sotheby's Holdings, Inc., Class
           A*..............................      11,160
  900    URS Corp.*........................      17,514
                                             ----------
                                                498,656
                                             ----------
         SOAPS & COSMETICS -- 0.1%
1,000    Playtex Products, Inc.*...........       6,420
                                             ----------
         SOFTWARE -- 5.4%
2,700    Activision, Inc.*.................      34,884
1,400    Affiliated Computer Services,
           Class A*........................      64,022
2,900    Asiainfo Holdings, Inc.*..........      23,780
  600    Bottomline Technologies, Inc.*....       4,842
  600    Concord Communications, Inc.*.....       8,238
  200    Convera Corp.*....................         796
1,200    CSG Systems International,
           Inc.*...........................      16,956
3,800    DoubleClick, Inc.*................      35,150
  100    Fidelity National Information
           Solutions, Inc.*................       2,608

SHARES                                         VALUE
------                                       ----------
         COMMON STOCKS (CONTINUED)
         SOFTWARE (CONTINUED)
2,800    Identix, Inc.*....................  $   17,780
  300    Inet Technologies, Inc.*..........       2,991
  400    Information Holdings, Inc.*.......       7,300
  600    Intrado, Inc.*....................       9,474
2,200    Jack Henry & Associates, Inc. ....      39,138
  800    Kana Software, Inc.*..............       2,424
  100    Lawson Software, Inc.*............         777
  700    Manhattan Associates, Inc.*.......      18,179
  300    Mantech International Corp.*......       5,754
  700    Mercury Computer Systems, Inc.*...      12,712
3,900    Network Associates, Inc.*.........      49,452
  208    Opnet Technologies, Inc.*.........       2,536
1,000    PER-SE Technologies, Inc.*........      11,230
  600    ProQuest Co.*.....................      15,480
2,900    RealNetworks, Inc.*...............      19,662
1,800    SEI Investments Co. ..............      57,600
1,100    THQ, Inc.*........................      19,800
  300    Websense, Inc.*...................       4,698
                                             ----------
                                                488,263
                                             ----------
         TELEPHONE -- 1.3%
7,100    Cincinnati Bell, Inc.*............      47,570
  500    Hickory Tech Corp. ...............       5,600
1,600    IDT Corp.*........................      28,640
  400    LodgeNet Entertainment Corp.*.....       4,380
  700    Metro One Telecommunications,
           Inc.*...........................       3,612
1,700    Overture Services, Inc.*..........      30,821
                                             ----------
                                                120,623
                                             ----------
         TEXTILES -- 0.9%
1,700    Cintas Corp. .....................      60,248
  300    Guess?, Inc.*.....................       1,800
  400    OshKosh B'Gosh, Inc., Class A.....      10,800
  600    Skechers U.S.A., Inc.*............       4,440
  300    Tropical Sportswear International
           Corp.*..........................       2,175
                                             ----------
                                                 79,463
                                             ----------
         TRANSPORTATION -- 0.9%
1,900    Kansas City Southern Industries,
           Inc.*...........................      22,857
1,200    Pacer International, Inc.*........      22,632
2,200    Swift Transportation Co., Inc.*...      40,964
                                             ----------
                                                 86,453
                                             ----------
         TRAVEL & ENTERTAINMENT -- 6.2%
1,000    AMC Entertainment, Inc.*..........      11,440
  500    Aramark Corp., Class B*...........      11,210
  800    Argosy Gaming Co.*................      16,728
  500    California Pizza Kitchen, Inc.*...      10,750
  300    Churchill Downs, Inc. ............      11,493
  400    CKE Restaurants, Inc.*............       2,236
2,300    Darden Restaurants, Inc. .........      43,654
2,500    Extended Stay America, Inc.*......      33,725
5,700    Hilton Hotels Corp. ..............      72,902
1,800    Hollywood Entertainment Corp.*....      30,960
1,300    Krispy Kreme Doughnuts, Inc.*.....      53,534
1,700    MGM Mirage*.......................      58,106
  300    PEET'S Coffee & Tea Co.*..........       5,238
1,100    Penn National Gaming, Inc.*.......      22,605
  800    Pinnacle Entertainment, Inc.*.....       5,440

              See accompanying notes to the financial statements.

BARR ROSENBERG VARIABLE INSURANCE TRUST
AXA ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED) -- JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                         VALUE
------                                       ----------
         COMMON STOCKS (CONTINUED)
         TRAVEL & ENTERTAINMENT (CONTINUED)
  600    Red Robin Gourmet Burgers,
           Inc.*...........................  $   11,376
1,500    Scientific Games Corp.*...........      14,100
2,800    Six Flags, Inc.*..................      18,984
1,100    Starwood Hotels & Resorts
           Worldwide, Inc. ................      31,449
1,500    The Cheesecake Factory, Inc.*.....      53,835
1,400    Westwood One, Inc.*...............      47,502
                                             ----------
                                                567,267
                                             ----------
         WHOLESALE -- 2.8%
1,600    Accredo Health, Inc.*.............      34,880
  300    Advanced Marketing Services,
           Inc. ...........................       3,900

SHARES                                         VALUE
------                                       ----------
         COMMON STOCKS (CONTINUED)
         WHOLESALE (CONTINUED)
3,100    Arrow Electronics, Inc.*..........  $   47,244
3,000    Avnet, Inc.*......................      38,040
2,700    Ingram Micro, Inc.*...............      29,700
1,200    Patterson Dental Co.*.............      54,456
1,600    Tech Data Corp.*..................      42,736
                                             ----------
                                                250,956
                                             ----------
         TOTAL INVESTMENTS (PROCEEDS
           $7,343,336) (a) -- 86.7%........  $7,896,040
                                             ==========

---------------

* Non-income producing security.

              See accompanying notes to the financial statements.

BARR ROSENBERG VARIABLE INSURANCE TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  AXA ROSENBERG
                                                                    VIT VALUE
                                                                LONG/SHORT EQUITY
                                                                      FUND
                                                                -----------------
ASSETS
Investments, at value (cost $7,323,273).....................       $ 7,826,066
Deposits with broker for securities sold short..............         7,495,709
Repurchase agreements, at cost..............................         1,623,926
Dividends and interest receivable...........................             7,446
Receivable for securities sold short........................           759,627
Receivable for investments sold.............................            55,129
Receivable from the Manager.................................            23,993
Prepaid and other expenses..................................             5,228
                                                                   -----------
     Total Assets...........................................        17,797,124
                                                                   -----------
LIABILITIES
Securities sold short (proceeds $7,343,336).................         7,896,040
Payable for investments purchased...........................           771,435
Payable to cover securities sold short......................            16,033
Accrued expenses and other liabilities:
  12b-1 fees................................................             2,948
                                                                   -----------
     Total Liabilities......................................         8,686,456
                                                                   -----------
NET ASSETS..................................................       $ 9,110,668
                                                                   ===========
NET ASSETS CONSIST OF:
Capital.....................................................       $ 9,275,116
Accumulated net investment loss.............................            (5,955)
Accumulated net realized loss on investments and securities
  sold short................................................          (108,582)
Net unrealized appreciation/(depreciation) on short sales...          (552,704)
Net unrealized appreciation/(depreciation) on investments...           502,793
                                                                   -----------
NET ASSETS..................................................       $ 9,110,668
                                                                   ===========
Class 2 Shares:
Net Assets..................................................       $ 9,110,668
Shares Outstanding..........................................           932,602
Net Asset Value, Offering Price and Redemption Price per
  Share.....................................................       $      9.77
                                                                   ===========

              See accompanying notes to the financial statements.

BARR ROSENBERG VARIABLE INSURANCE TRUST
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  AXA ROSENBERG
                                                                    VIT VALUE
                                                                LONG/SHORT EQUITY
                                                                     FUND(a)
                                                                -----------------
Investment Income:
  Dividend..................................................        $  24,342
  Interest..................................................            2,702
                                                                    ---------
     Total Investment Income................................           27,044
                                                                    ---------
Expenses:
  Manager fees..............................................           17,688
  12b-1 fees................................................            2,958
  Fund accounting fees......................................           14,274
  Professional fees.........................................            4,062
  Printing fees.............................................            9,219
  Trustees' fees............................................            9,104
  Dividend expense for securities sold short................            9,456
  Other expenses............................................            1,433
                                                                    ---------
     Total expenses before waivers/reimbursements...........           68,194
     Less expenses waived/reimbursed by the Manager.........           35,195
                                                                    ---------
     Net Expenses...........................................           32,999
                                                                    ---------
Net Investment Loss.........................................           (5,955)
                                                                    ---------
Net Realized Gains/(Losses) From:
  Investments...............................................         (110,905)
  Securities sold short.....................................            2,323
Change in Unrealized Appreciation/(Depreciation) From:
  Investments...............................................          502,793
  Securities sold short.....................................         (552,704)
                                                                    ---------
Net Realized and Unrealized Gains/(Losses) on Investments
  and Securities Sold Short.................................         (158,493)
                                                                    ---------
Change in net assets resulting from operations..............        $(164,448)
                                                                    =========

---------------

(a)  From commencement of operations on May 1, 2003.

              See accompanying notes to the financial statements.

BARR ROSENBERG VARIABLE INSURANCE TRUST
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  AXA ROSENBERG
                                                                    VIT VALUE
                                                                LONG/SHORT EQUITY
                                                                      FUND
                                                                -----------------
                                                                  PERIOD ENDED
                                                                JUNE 30, 2003(a)
                                                                -----------------
                                                                   (UNAUDITED)
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment loss.......................................       $   (5,955)
  Net realized gains/(losses) from:
     Investments............................................         (110,905)
     Securities sold short..................................            2,323
  Change in unrealized appreciation/(depreciation) from:
     Investments............................................          502,793
     Securities sold short..................................         (552,704)
                                                                   ----------
     Change in net assets from operations...................         (164,448)
                                                                   ----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................        9,623,625
  Cost of shares redeemed...................................         (348,509)
                                                                   ----------
     Change in net assets from capital transactions.........        9,275,116
                                                                   ----------
  Change in net assets......................................        9,110,668
                                                                   ----------
NET ASSETS:
  Beginning of period.......................................               --
                                                                   ----------
  End of period.............................................       $9,110,668
                                                                   ==========
Accumulated net investment loss.............................       $   (5,955)
                                                                   ==========

---------------

(a)  From commencement of operations on May 1, 2003.

              See accompanying notes to the financial statements.

BARR ROSENBERG VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION. Barr Rosenberg Variable Insurance Trust (the "Trust") was established as a Massachusetts business trust under the laws of Massachusetts on March 2, 1998. The Trust is an open-end diversified management investment company offering one portfolio: AXA Rosenberg VIT Value Long/Short Equity Fund (the "Fund"). The Fund is authorized to issue Class 1 Shares and Class 2 Shares. Each class of shares in the Fund has identical rights and privileges except with respect to fees paid under shareholder service or distribution plans, voting rights or matters affecting a single class of shares and the exchange privilege of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from those estimates.

  Security Valuation

Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or, if there is no such reported sale, at the most recent quoted bid price for long securities and the most recent quoted ask price for securities sold short. Securities listed on NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons under their supervision.

  Security Transactions and Related Investment Income

Security transactions are accounted for on the trade date, with realized gains or losses on the sale of investments determined by using the identified cost method. Dividend income is recorded on the ex-date, net of any non-refundable tax withholdings. Interest income (including amortization of premium and accretion of discount) is recorded as earned.

  Real Estate Investment Trusts

The Fund owns shares of real estate investment trusts ("REITS") which report information on the source of their distributions annually. Certain distributions received from REITS during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

  Repurchase Agreements

In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The Fund repurchase agreements will be fully collateralized by U.S. Government Securities. All collateral is held by the Fund custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

  Short Sales

The Fund is authorized to engage in short-selling which obligates the Fund to replace the security borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the price of the security declines between those dates. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash, U.S. Government Securities and/or securities held long

BARR ROSENBERG VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

to sufficiently cover its short position on a daily basis. The collateral for the securities sold short includes the deposits with the broker and the securities held long as shown in the Schedule of Portfolio Investments.

  Expense Allocation

Expenses specific to a class are charged to that class. Expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets or another reasonable basis.

  Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions are made on a tax basis, which may differ from accounting principals generally accepted in the United States of America. These differences are primarily due to differing treatments for REITS and wash sales for book and tax purposes. Permanent book and tax basis differences will result in reclassifications to capital accounts.

3. MANAGEMENT, ADMINISTRATION, FUND ACCOUNTING, DISTRIBUTION AND
SHAREHOLDER SERVICE AGREEMENTS. AXA Rosenberg Investment Management LLC (the "Manager") provides advisory and management services to the Fund under a separate management contract. The Manager is entitled to a fee, computed daily and paid monthly, at the annual rate of 1.50% of the Fund's average daily net assets. The Manager has contractually agreed to waive its Management Fee and bear certain expenses in order to maintain an operating expense ratio of 2.00%, of the Fund's average net assets, with respect to Class 2 Shares and 1.75% with respect to Class 1 Shares exclusive of nonrecurring account fees, extraordinary expenses, dividend expense on short sales and the Distribution and Shareholder Service Fees.

Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year.

BISYS Fund Services Ohio, Inc. ("BISYS" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., serves as the Trust's administrator and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, computed daily and paid monthly, at an annual rate based upon the following increments: from $0 to $25 million at a rate of 0.00%, from $25 million to $500 million at a rate of 0.09%, from $500 million to $1 billion at a rate of 0.07%, and above $1 billion at a rate of 0.04%, of the average daily net assets of the Fund.

BISYS serves the Trust as fund accountant and transfer agent. Under the terms of separate agreements, BISYS is entitled to receive additional fees from the Fund.

The Trust has adopted a Distribution and Shareholder Service Plan for its Class 2 Shares, pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Class 2 Shares of the Fund are sold on a continuous basis by the Trust's Distributor, Barr Rosenberg Funds Distributor, Inc. (the "Distributor"), an indirect wholly-owned subsidiary of The BISYS Group, Inc. Under the Distribution and Shareholder Service Plan, the Fund pays the Distributor for expenses primarily intended to result in the sale of the Class 2 Shares. The annual Distribution and Shareholder Service Fee consists of up to 0.25% of the respective average daily net assets of the Class 2 Shares. Although the Distributor sells Class 1 Shares of the Fund, the Fund pays no fees to the Distributor in connection with such shares.

4. SECURITY PURCHASES AND SALES. For the period ended June 30, 2003, purchases and sales of securities (excluding short-term securities) were as follows:

                                                              PURCHASES     SALES
                                                              ----------   --------
     AXA Rosenberg VIT Value Long/Short Equity Fund.........  $8,205,563   $884,613

BARR ROSENBERG VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

5. SALES AND REDEMPTIONS OF SHARES. The Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value. Transactions in shares of beneficial interest were as follows:

                                                               PERIOD ENDED
                                                              JUNE 30, 2003
                                                              --------------
                                                              AXA ROSENBERG
                                                                VIT VALUE
                                                                LONG/SHORT
                                                              EQUITY FUND(a)
                                                              --------------
                                                               (UNAUDITED)
Share Transactions:
     Shares sold............................................     968,598
     Shares redeemed........................................     (35,996)
                                                                 -------
     Net increase/(decrease)................................     932,602
                                                                 =======

---------------

(a)  From commencement of operations on May 1, 2003.

BARR ROSENBERG VARIABLE INSURANCE TRUST
AXA ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                               FOR THE PERIOD
                                                                    ENDED
                                                              JUNE 30, 2003(a)
                                                              -----------------
                                                                 (UNAUDITED)
CLASS 2
Net asset value, beginning of period........................       $10.00
Investment activities:
  Net investment loss.......................................        (0.01)
  Net realized and unrealized gains/(losses) on investments
     and securities sold short..............................        (0.22)
                                                                   ------
  Total from investment activities..........................        (0.23)
                                                                   ------
  Net asset value, end of period............................       $ 9.77
                                                                   ======
  Total return..............................................        (2.30)%*
RATIO TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net assets at end of period (000).........................       $9,111
  Net investment loss net of waivers/reimbursements.........        (0.51)%**
  Expenses (including dividend expense) before
     waivers/reimbursements.................................         5.78%
  Expenses (including dividend expense) net of
     waivers/reimbursements.................................         2.80% **
  Expenses (excluding dividend expense) net of
     waivers/reimbursements.................................         2.00% **
  Portfolio turnover rate...................................        12.35%

---------------

*  Not annualized

**  Annualized

(a) From commencement of operations on May 1, 2003.

              See accompanying notes to the financial statements.

                    BARR ROSENBERG VARIABLE INSURANCE TRUST

                                    Manager
                    AXA Rosenberg Investment Management LLC
                          Four Orinda Way, Building E
                                Orinda, CA 94563

                                 Administrator
                         BISYS Fund Services Ohio, Inc.
                               3435 Stelzer Road
                               Columbus, OH 43219

                    Transfer and Shareholder Servicing Agent
                         BISYS Fund Services Ohio, Inc.
                               3435 Stelzer Road
                               Columbus, OH 43219

                                  Distributor
                     Barr Rosenberg Funds Distributor, Inc.
                         c/o BISYS Fund Services, Inc.
                               3435 Stelzer Road
                               Columbus, OH 43219

                                   Custodian
                            Custodial Trust Company
                              101 Carnegie Center
                              Princeton, NJ 08540

                            Independent Accountants
                           PricewaterhouseCoopers LLP
                               333 Market Street
                            San Francisco, CA 94105

                                    Counsel
                                  Ropes & Gray
                            One International Place
                                Boston, MA 02110

This report is for the information of the shareholders of Barr Rosenberg Variable Insurance Trust. Its use in connection with any offering of the Trust's shares is authorized only in case of a concurrent or prior delivery of the Trust's current prospectus.

ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so. ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER JULY 15, 2003.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

               (i) Has at least one audit committee financial expert serving on its audit committee; or

               (ii) Does not have an audit committee financial expert serving on its audit committee.

         (2) If the registrant provides the disclosure required by paragraph
         (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

               (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

               (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a- 2(a)(19)).

         (3) If the registrant provides the disclosure required by paragraph
         (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER JULY 15, 2003.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

     (b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

     (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER DECEMBER 15, 2003.

ITEMS 5-6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities. NOT APPLICABLE.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

     (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

IN THE OPINION OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER, BASED ON THEIR EVALUATION, THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE (I) THAT MATERIAL INFORMATION RELATING TO THE REGISTRANT, INCLUDING ITS CONSOLIDATED SUBSIDIARIES, IS MADE KNOWN TO THEM BY OTHERS WITHIN THOSE ENTITIES, PARTICULARLY DURING THE PERIOD IN WHICH THIS REPORT IS BEING PREPARED; AND (II) THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL HALF-YEAR (THE REGISTRANT'S SECOND FISCAL HALF-YEAR IN THE CASE OF AN ANNUAL REPORT) THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 10. EXHIBITS.

     (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER JULY 15, 2003.

     (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO AS EX-99.CERT.

     (b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940. CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO AS EX-99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Barr Rosenberg Variable Insurance Trust
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Troy A. Sheets      Troy A. Sheets, CFO
                         -------------------------------------------------------

Date  August 29, 2003
      -----------------------------------------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Troy A. Sheets      Troy A. Sheets, CFO
                         -------------------------------------------------------

Date  August 29, 2003
      -----------------------------------------------------

By (Signature and Title)*  /s/ Edward H. Lyman    Edward H. Lyman, President
                         -------------------------------------------------------

Date  August 29, 2003
      -----------------------------------------------------



* Print the name and title of each signing officer under his or her signature.